T. ROWE PRICE Emerging Europe Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CZECH REPUBLIC 1.7%
Common Stocks 1.7%
Komercni Banka  55,113 2,444
Total Czech Republic (Cost
$2,309
)
2,444
ESTONIA 0.6%
Common Stocks 0.6%
Enefit Green (1) 217,293 957
Total Estonia (Cost
$803
)
957
GREECE 12.0%
Common Stocks 12.0%
Alpha Services and Holdings (1) 1,704,219 2,579
Eurobank Ergasias Services & Holdings (1) 1,666,330 1,885
JUMBO  70,336 1,046
LAMDA Development (1) 346,654 2,738
National Bank of Greece (1) 2,060,931 8,111
Public Power (1) 112,795 1,098
Total Greece (Cost
$12,855
)
17,457
HUNGARY 5.5%
Common Stocks 5.5%
OTP Bank (1) 108,595 6,301
Wizz Air Holdings (GBP) (1) 31,740 1,740
Total Hungary (Cost
$3,711
)
8,041
KAZAKHSTAN 4.0%
Common Stocks 4.0%
Halyk Savings Bank of Kazakhstan, GDR (USD)  265,306 3,464
Kaspi.KZ, GDR (USD)  28,227 2,415
Kazakhstan Kagazy, GDR (USD) (1)(2)(3)(4) 327,395 —
Total Kazakhstan (Cost
$23,588
)
5,879
POLAND 5.2%
Common Stocks 5.2%
Bank Polska Kasa Opieki  147,757 4,924

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
InPost (EUR) (1) 197,464 1,603
Shoper (1) 79,910 1,069
Total Poland (Cost
$8,965
)
7,596
RUSSIA 67.6%
Common Stocks 67.6%
Cian, ADR (USD) (1) 177,144 1,508
Gazprom, ADR (USD)  2,667,204 23,219
HeadHunter Group, ADR (USD)  56,667 2,511
LUKOIL  177,289 15,740
Magnit, GDR (USD)  163,409 2,152
MMC Norilsk Nickel, ADR (USD)  100,547 2,842
Novatek, GDR (USD)  31,868 6,731
Ozon Holdings, ADR (USD) (1) 116,707 2,412
Rosneft Oil  653,424 4,873
Sberbank of Russia  5,003,260 17,242
Segezha Group  11,000,000 1,422
Surgutneftegas  3,053,200 1,439
TCS Group Holding, GDR  66,273 4,772
United Medical Group CY, GDR  41,322 524
VEON, ADR (USD) (1) 798,200 1,142
VK, GDR (USD) (1) 263,468 2,126
Yandex, Class A (1) 69,578 3,340
Yandex, Class A (USD) (1) 93,300 4,484
Total Russia (Cost
$84,517
)
98,479
SLOVENIA 0.9%
Common Stocks 0.9%
Nova Ljubljanska Banka, GDR  76,330 1,269
Total Slovenia (Cost
$891
)
1,269
TURKEY 0.1%
Common Stocks 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 47,733 91
Total Turkey (Cost
$595
)
91
UNITED KINGDOM 1.3%
Common Stocks 1.3%
Baltic Classifieds Group (1) 443,636 1,003

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
Georgia Capital (1) 104,356 906
Total United Kingdom (Cost
$1,631
)
1,909
UNITED STATES 0.2%
Common Stocks 0.2%
EPAM Systems (1) 660 314
Total United States (Cost
$48
)
314
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.09% (3)(5) 555,919 556
Total Short-Term Investments (Cost $556) 556
Total Investments in Securities 99.5%
(Cost $140,469) $ 144,992
Other Assets Less Liabilities 0.5% 674
Net Assets 100.0% $ 145,666
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $0 and represents 0.0% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Europe Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Kazakhstan Kagazy, GDR  $ — $ — $ —
T. Rowe Price Government Reserve Fund, 0.09% — — —++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
Kazakhstan Kagazy, GDR  $ — $ — $ — $ —
T. Rowe Price Government
Reserve Fund, 0.09% 2,824  ¤  ¤ 556
T. Rowe Price Short-Term Fund 260  ¤  ¤ —
Total $ 556^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,177.

T. ROWE PRICE Emerging Europe Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Europe Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Europe Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Europe Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Europe Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, the Russian central bank has suspended the sales of Russian securities by non-residents of Russia on its local stock exchange. In addition, U.S. and non-U.S. exchanges have halted trading in certain ADRs and GDRs of Russian companies. Consequently, the
Russian equity market has become largely uninvestable and it is uncertain when these restrictions on trading Russian securities will be relieved. Additionally, MSCI, Inc.
(MSCI) announced that it would remove Russian securities from its MSCI Emerging
Markets Indices, including the MSCI Emerging Markets Europe Index (Index), as of
the close of March 9, 2022, at a price that is effectively zero. Prior to the market events described above, as of January 31, 2022, the Index had 67.08% exposure to Russian securities. The fund relies on MSCI to define investable emerging market countries and uses the Index as the fund’s benchmark. As a result of the market events described above, the Russian securities that continue to be held in the fund’s portfolio that cannot be sold may be valued effectively at zero. As this conflict and market events continue to evolve, there may be additional impacts to the investments in the fund.
F131-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,462 $ 131,974 $ — $ 144,436
Short-Term Investments 556 — — 556
Total $ 13,018 $ 131,974 $ — $ 144,992